Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Accumulated Other Comprehensive Loss
	December 31,
	2014	2015
Cash flows hedges realized loss	$(27,222)	$(26,187)
Actuarial pension gain	3,284	3,346
Total	$(23,938)	$(22,841)